Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0000851968
Registrant Name	MOHAWK INDUSTRIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES